Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill - Carrying value of vessels narrative (Details)	3 Months Ended			12 Months Ended
	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel				1
Impairment loss recognised in profit or loss, property, plant and equipment					$ 0
Reversal of impairment loss recognised in profit or loss, property, plant and equipment					$ 0
Reversal of previously recorded impairment				$ 12,708,000
Vessels estimated useful life				25 years
Number of vessels value in use calculation performed | vessel					3
Impairment of vessels				$ (12,708,000)	$ 0	$ 14,207,000
Goodwill				$ 8,197,000	$ 8,900,000
Number of vessels sold | vessel	2	9	7	18
10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel					2
Historical TCE rates					10 years
Impairment of vessels					$ 400,000
15 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Historical TCE rates					15 years
Impairment of vessels					$ 0
20 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Historical TCE rates					20 years
Impairment of vessels					$ 0
Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel				113	131
Average time charter rate period used to establish growth rate					3 years
Growth rate in freight rates					2.44%	2.34%
Discount rate used					7.19%	7.24%
Number of vessels with fair value greater then their carrying value | vessel					43
Number of vessels with fair value less than carrying value | vessel					85
Percentage increase in discount rate used in sensitivity analysis					1.00%
Impact on impairment loss with 1.0% increase in discount rate					$ 12,500,000
Percentage decrease in forecasted time charter rates used in sensitivity analysis					5.00%
Vessels | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity analysis, forecasted time charter rates					$ 900
Vessels | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity analysis, forecasted time charter rates					$ 1,500
LR2 | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in goodwill				$ (700,000)
Number of vessels sold | vessel				3
LR1 | 10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel					1
Impairment of vessels					$ 200,000
MR | 10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel					1
Impairment of vessels					$ 200,000
MR | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel						13
Impairment loss recognised in profit or loss, property, plant and equipment						$ 14,200,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment				$ 12,700,000
Reversal of previously recorded impairment				$ 12,700,000
Approximate age of vessels previously impaired				10 years
Number of vessels with fair value less than carrying value | vessel						13
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel					13
Impact on impairment loss with 1.0% increase in discount rate					$ 7,400,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel					32
Impact on impairment loss with 5% decrease in forecasted time charter rates					$ 27,500,000
Handymax | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel					13
Impact on impairment loss with 1.0% increase in discount rate					$ 5,100,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel					14
Impact on impairment loss with 5% decrease in forecasted time charter rates					$ 18,500,000
Handymax and MR | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel					26
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel					46
Impact on impairment loss with 5% decrease in forecasted time charter rates					$ 46,000,000